Intangible Assets, Net (Details) - Schedule of Intangible Assets	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Total Cost	¥ 157,225,338	$ 21,898,290	¥ 157,225,338	$ 22,880,123	¥ 152,933,740
Less: Accumulated Amortization	(82,586,982)	(11,502,686)	(79,168,546)	(11,520,955)	(72,215,762)
Intangible Assets, net	74,638,356	10,395,604	78,056,792	11,359,168	80,717,978
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Total Cost	79,608,000	11,087,774	79,608,000	11,584,906	79,608,000
Licenses, Software and Laboratory Information System [Member]
Finite-Lived Intangible Assets [Line Items]
Total Cost	10,435,478	1,453,450	10,435,478	1,518,617	6,143,880
Land Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Total Cost	¥ 67,181,860	$ 9,357,066	¥ 67,181,860	$ 9,776,600	¥ 67,181,860